Equity Incentive Plan - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Exercised (in shares)	(5,078)	(5,120)	(7,633)
Stock Options and Stock Appreciation Rights [Member]
Shares
Option outstanding at beginning of year (in shares)	183,747	49,895	58,092
Granted (in shares)	112,333	140,997	4,333
Exercised (in shares)	(5,078)	(5,545)	(10,177)
Forfeited or expired (in shares)	(5,222)	(1,600)	(2,353)
Option outstanding at end of year (in shares)	285,780	183,747	49,895
Options exercisable at year end (in shares)	42,256	13,553	13,085
Weighted Average Exercise Price
Outstanding weighted-average exercise price at beginning of year (in dollars per share)	$ 38.09	$ 30.19	$ 28.52
Granted weighted-average exercise price (in dollars per shares)	40.87	40.36	36.23
Exercised weighted-average exercise price (in dollars per shares)	29.65	27.38	23.69
Forfeited or expired weighted-average exercise price (in dollars per shares)	39.22	28.44	28.22
Outstanding weighted-average exercise price at end of year (in dollars per shares)	39.31	38.09	30.19
Options exercisable weighted-average exercise price at year end (in dollars per shares)	$ 36.66	$ 29.29	$ 28.55